Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Oct. 31, 2020	Feb. 01, 2020	Nov. 02, 2019	Feb. 02, 2019
Indefinite-lived Intangible Assets [Line Items]
Trade name and other intangible assets, net	$ 577,000	$ 577,000	$ 577,000
New Academy Holding Company, LLC
Indefinite-lived Intangible Assets [Line Items]
Favorable lease rights, net				$ 15,067
Trade name		577,000		577,000
Trade name and other intangible assets, net		$ 577,000		$ 592,067